FAIR VALUE MEASUREMENTS (Details 1)	9 Months Ended
Sep. 30, 2016 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance	$ 1,318,662
Change in Fair Market Value	(257,126)
Balance at ending	$ 1,061,536